Cash (Details) (CAD) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Cash and Cash Equivalents [Abstract]
Cash	6,216	16,063	9,934	13,382
Restricted cash	5,242	3,076
Cash and restricted cash	11,458	19,139